Income from operations (Tables)	12 Months Ended
Dec. 31, 2021
Income from operations [Abstract]
Income from operations - Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

	2019	2020	2021
Sales	17,147	17,313	17,156
Costs of materials used	(4,197)	(4,221)	(4,142)
Employee benefit expenses	(6,097)	(6,289)	(6,246)
Depreciation and amortization1)	(1,343)	(1,462)	(1,323)
Shipping and handling	(509)	(554)	(645)
Advertising and promotion	(741)	(696)	(752)
Lease expense2)	(50)	(34)	(19)
Other operational costs3)4)	(2,811)	(2,741)	(3,524)
Other business income (expenses)	(33)	(51)	48
Income from operations	1,366	1,264	553
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)Lease expense relates to short-term and low value leases.3)Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 104 million government grants recognized in 2021 (2020: EUR 98 million 2019: EUR 87 million). The grants mainly relate to research and development activities and business development.4)The significant increase in other operational costs 2021 versus 2020 is mainly due to the field action provision. For more details on the field action provision, please refer to Provisions.

Income from operations - Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

	2019	2020	2021
Goods	12,476	12,491	11,981
Services	3,811	4,058	4,374
Royalties	381	301	383
Total sales from contracts with customers	16,668	16,851	16,738
Other sources1)	479	462	418
Sales	17,147	17,313	17,156
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million (2020: EUR 325 million 2019: EUR 307 million)

Income from operations - Disaggregation of Sales per segment [Text Block]

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,407	3,177	8,583	52	8,635
Connected Care	3,135	1,090	4,227	366	4,593
Personal Health	3,403	6	3,410		3,410
Other	195	323	518	-	519
Philips Group	12,142	4,596	16,738	418	17,156
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million 2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,132	2,998	8,129	46	8,175
Connected Care	4,208	943	5,152	417	5,568
Personal Health	3,170	4	3,173		3,173
Other	69	327	396	-	396
Philips Group	12,580	4,272	16,851	462	17,313
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2019
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,428	2,989	8,417	68	8,485
Connected Care	3,545	718	4,263	411	4,674
Personal Health	3,513	3	3,516		3,516
Other	168	303	472	-	472
Philips Group	12,655	4,013	16,668	479	17,147
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations - Disaggregation of Sales per geographical cluster [Text Block]

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	2,537	1,087	3,624	21	3,645
North America	4,427	2,268	6,695	86	6,781
Other mature geographies	1,000	386	1,386	309	1,694
Total mature geographies	7,964	3,741	11,705	415	12,120
Growth geographies	4,178	856	5,033	3	5,036
Sales	12,142	4,596	16,738	418	17,156
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million 2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	2,747	936	3,682	19	3,702
North America	4,654	2,135	6,789	95	6,884
Other mature geographies	1,035	373	1,408	342	1,750
Total mature geographies	8,435	3,444	11,879	457	12,336
Growth geographies	4,145	828	4,972	5	4,977
Sales	12,580	4,272	16,851	462	17,313
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2019
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	2,359	931	3,290	38	3,328
North America	4,901	1,889	6,789	114	6,904
Other mature geographies	1,125	357	1,482	322	1,804
Total mature geographies	8,385	3,176	11,561	474	12,036
Growth geographies	4,270	837	5,107	5	5,112
Sales	12,655	4,013	16,668	479	17,147
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations - Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

	2019	2020	2021
Salaries and wages1)	5,080	5,204	5,129
Post-employment benefits costs	370	418	396
Other social security and similar charges:
Required by law	537	556	529
Voluntary	111	111	192
Employee benefit expenses	6,097	6,289	6,246
1)Salaries and wages includes EUR 115 million (2020: EUR 119 million, 2019: EUR 103 million) of share-based compensation expenses.

Income from operations - Employees [Text Block]

Philips Group

Employees

in FTEs

	2019	2020	2021
Production	31,222	35,482	38,618
Research & development	11,669	10,812	10,751
Other	22,924	22,474	22,543
Employees	65,815	68,769	71,912
3rd party workers	5,614	4,998	4,533
Philips Group	71,429	73,767	76,445

Income from operations - Employees per geographical location [Text Block]	Philips Group Employees per geographical location in FTEs
	2019	2020	2021
Netherlands	11,252	11,146	11,142
Other countries	60,177	62,621	65,303
Philips Group	71,429	73,767	76,445

Income from operations - Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization1)

in millions of EUR

	2019	2020	2021
Depreciation of property, plant and equipment	611	691	630
Amortization of software	66	76	88
Amortization of other intangible assets	344	377	322
Amortization of development costs	323	319	284
Depreciation and amortization	1,343	1,462	1,323
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Agreed fees [Text Block]

Philips Group

Agreed fees

in millions of EUR

	2019			2020			2021
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	8.4	6.2	14.6	9.0	5.6	14.6	9.7	5.3	15.0
consolidated financial statements	8.4	3.4	11.8	9.0	2.9	11.9	9.7	2.7	12.4
statutory financial statements		2.8	2.8		2.7	2.7		2.6	2.6

Audit-related fees2)	0.5	0.3	0.8	2.2	0.5	2.7	0.6	0.2	0.8
divestment				1.5	0.2	1.7
sustainability assurance	0.4		0.4	0.5		0.5	0.5		0.5
other	0.1	0.3	0.4	0.2	0.3	0.5	0.1	0.2	0.3
Tax fees
All other fees
Fees	8.9	6.5	15.4	11.2	6.1	17.3	10.3	5.5	15.8
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Income from operations - Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

	2019	2020	2021
Result on disposal of businesses:
income	69	-	-
expense	(1)	-	(75)
Result on disposal of fixed assets:
income	4	2	24
expense	-	-	(5)
Result on other remaining businesses:
income	81	120	161
expense	(88)	(30)	(43)
Impairment of goodwill	(97)	(144)	(15)
Other business income (expense)	(33)	(51)	48
Total other business income	154	122	186
Total other business expense	(186)	(173)	(138)